Note 9 - Production Costs - Components of Production Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Salaries and wages	$ 16,122	$ 13,905	$ 13,160
Consumable materials – Operations	14,938	13,020	12,143
Consumable materials – COVID-19	824
Electricity costs	8,312	6,383	9,313
Site restoration			84
Safety	708	525	592
Cash-settled share-based expense (note 30.1(a))	634	107	43
On mine administration	1,800	2,159	3,569
Pre-feasibility exploration costs	373	301	411
Cost of sales	$ 43,711	$ 36,400	$ 39,315